Note 21 - Other Liabilities - Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
At the beginning of the year	$ (78,700)
At the end of the year	(79,200)	$ (78,700)
Fair value of funded post-employment benefits [member]
Statement Line Items [Line Items]
At the beginning of the year	(132,913)	(128,321)
Translation differences	(6,802)	365
Return on plan assets	(5,849)	(7,022)
Remeasurements	(5,874)	(3,022)
Contributions paid to the plan	(6,230)	(4,374)
Benefits paid from the plan	11,654	9,064
Other	323	397
At the end of the year	(145,692)	(132,913)
Funded post-employment benefits [member]
Statement Line Items [Line Items]
At the beginning of the year	(159,612)	(153,974)
Translation differences	(7,300)	(384)
Benefits paid from the plan	(11,654)	(9,064)
At the end of the year	$ (165,486)	$ (159,612)
Equity instruments	53.40%	52.40%
Debt instruments	42.90%	43.90%
Others	3.70%	3.70%